Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended			4 Months Ended	5 Months Ended	12 Months Ended
	Feb. 14, 2021	Feb. 29, 2020	Oct. 31, 2019	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Federal Deposit Insurance					$ 250,000
Common stock, shares subject to possible redemption					46,721,452
Weighted average shares (in Shares)	1,800,000
EQRx, INC. [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Lease term						12 years
Research and development amount		$ 500,000	$ 1,000,000.0	$ 1,500,000		$ 1,500,000
Bear interest rate		6.00%
Ultimate settlement percentage						50.00%
Prepaid and other current assets					$ 2,400,000	$ 200,000
Prepaid and other current assets						200,000
Amortization expense						$ 19,400
Public Offering [Member] | Private Placement Warrants [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Warrants sold (in Shares)					19,733,333